Capital Leases (Details 2) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Capital Leased Assets [Line Items]
Accumulated depreciation	$ (9,677,459)	$ (9,239,855)
Total	16,464,386	16,885,419
Vessel And Equipment [Member]
Capital Leased Assets [Line Items]
Capital Leased Assets, Gross	$ 26,141,845	$ 26,125,274